LAND USE RIGHT (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Total estimated future amortization expenses	$ 1,086,148	$ 1,071,310
Land use right
Finite-Lived Intangible Assets [Line Items]
2018	57,166
2019	57,166
2020	57,166
2021	57,166
2022	57,166
Thereafter	800,320
Total estimated future amortization expenses	$ 1,086,148	$ 1,071,310